INCOME TAX (Schedule of Income Tax Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Pretax income	$ 50,054	$ 41,833	$ 47,574
Statutory tax rate	25.00%	26.50%	26.50%
Tax computed at the ordinary tax rate	$ 12,514	$ 11,086	$ 12,607
Nondeductible expenses (income)	766	526	10
Losses in respect of which no deferred taxes were generated (including changes in valuation allowance)	(151)	831	(304)
Deductible financial expenses recorded to other comprehensive income	90	(439)	(365)
Tax adjustment in respect of different tax rates	2,040	1,411	1,662
Taxes in respect of withholding at the source from royalties and dividends	95	78	615
Adjustment in respect of tax rate deriving from "approved enterprises"	(501)	(405)	(558)
Others	24	(266)	579
Income tax expense (benefit)	$ 14,877	$ 12,822	$ 14,246